Redeemable non-controlling interests - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Oct. 31, 2020	Mar. 31, 2021
Redeemable preferred shares issued amount		¥ 413,377
Accretion of redemption value of the redeemable non-controlling interest		(138)
Yoken Holding Limited [Member]
Redeemable preferred shares issued amount	¥ 6,000
Percentage of preferred shares redeemable at redemption price measured by Interest per year Since Issuance of shares	10.00%
Accretion of redemption value of the redeemable non-controlling interest		¥ 100